Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Inventories		$ 5.7	$ 6.7
Restructuring liabilities		10.3	26.1
Expense accruals		18.8	16.5
Property, plant and equipment		104.2	92.2
Pension, medical and other employee benefits		15.3	23.8
Net operating loss carryforwards		19.7	63.4
Foreign tax credits		73.6	25.6
Other		12.8	23.2
Total deferred tax assets		260.4	277.5
Valuation allowance		(224.8)	(240.9)
Net deferred tax assets		35.6	36.6
Deferred tax liabilities:
Pension		(6.6)
Other		(7.5)	(4.0)
Total deferred tax liabilities		(14.1)	(4.0)
Net deferred tax assets	$ 45.4	$ 21.5	$ 32.6